INCOME TAXES (Details) - CNY (¥)		9 Months Ended	12 Months Ended			36 Months Ended
	Jan. 01, 2008	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Statutory income tax rate (as a percent)		25.00%	25.00%		25.00%
Withholding tax related to distributable earnings		¥ 22,797,747		¥ 22,797,747			¥ 22,797,747
Undistributed earnings generated by the PRC consolidated entities		¥ 227,977,473	¥ 71,323,502	¥ 227,977,473			¥ 227,977,473
Unrecognized deferred income tax liability			¥ 7,132,350
PRC
Income Taxes
Statutory income tax rate (as a percent)	25.00%		25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)			15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)			10.00%
PRC | ATA Testing
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)				15.00%				15.00%		15.00%		15.00%
PRC | Muhua Shangce
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%		15.00%		15.00%
PRC | Muhua Shangce | Future
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)						15.00%